Quarterly Holdings Report
for
Fidelity® SAI Emerging Markets Value Index Fund
January 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
EMV-NPRT1-0324
1.9898214.103
Common Stocks - 95.8%
	Shares	Value ($)
Brazil - 3.1%
Banco do Brasil SA	3,429,000	39,069,726
Embraer SA (a)	580,400	2,668,640
Telefonica Brasil SA	836,100	8,667,466
Vale SA	3,850,900	52,667,726
TOTAL BRAZIL		103,073,558
China - 20.5%
Agricultural Bank of China Ltd. (H Shares)	73,570,000	28,485,642
Alibaba Group Holding Ltd.	6,067,700	54,421,069
Aluminum Corp. of China Ltd. (H Shares)	9,440,000	4,600,691
Anhui Conch Cement Co. Ltd. (H Shares)	2,830,500	5,669,301
Bank of China Ltd. (H Shares)	126,364,000	47,420,672
Bank of Communications Co. Ltd. (H Shares)	51,116,000	30,240,491
CGN Power Co. Ltd. (H Shares) (b)	25,382,500	7,112,811
China CITIC Bank Corp. Ltd. (H Shares)	21,727,000	10,767,945
China Coal Energy Co. Ltd. (H Shares)	1,771,000	1,944,876
China Construction Bank Corp. (H Shares)	102,003,000	60,575,870
China Feihe Ltd. (b)	8,247,000	3,778,233
China Galaxy Securities Co. Ltd. (H Shares)	8,304,000	4,068,679
China Life Insurance Co. Ltd. (H Shares)	13,506,000	15,570,289
China Merchants Bank Co. Ltd. (H Shares)	7,911,000	28,838,650
China Minsheng Banking Corp. Ltd. (H Shares)	15,731,500	5,232,204
China National Building Materials Co. Ltd. (H Shares)	10,910,000	3,848,439
China Overseas Land and Investment Ltd.	8,906,500	13,473,667
China Railway Group Ltd. (H Shares)	10,070,000	4,605,387
China State Construction International Holdings Ltd.	4,219,400	4,456,961
China Tower Corp. Ltd. (H Shares) (b)	111,684,000	12,423,888
China Vanke Co. Ltd. (H Shares)	5,281,000	4,155,073
CITIC Pacific Ltd.	15,317,000	14,783,877
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	8,029,300	8,435,803
CRRC Corp. Ltd. (H Shares)	10,462,000	4,862,669
GCL Technology Holdings Ltd.	49,099,000	5,649,476
Geely Automobile Holdings Ltd.	12,516,000	11,863,407
Hengan International Group Co. Ltd.	1,557,500	4,822,785
Industrial & Commercial Bank of China Ltd. (H Shares)	100,320,000	48,868,889
JD.com, Inc. Class A	3,498,900	39,454,072
Kunlun Energy Co. Ltd.	9,532,000	8,539,691
Lenovo Group Ltd.	15,964,000	16,715,445
Longfor Properties Co. Ltd. (b)	3,946,120	4,375,486
New China Life Insurance Co. Ltd. (H Shares)	2,103,700	3,754,336
PDD Holdings, Inc. ADR (a)	113,285	14,372,468
People's Insurance Co. of China Group Ltd. (H Shares)	19,632,000	6,103,159
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	18,059,000	8,684,740
Qifu Technology, Inc. ADR	309,157	4,436,403
Sinopharm Group Co. Ltd. (H Shares)	3,211,600	8,444,854
SITC International Holdings Co. Ltd.	3,082,000	4,676,452
Tencent Holdings Ltd.	2,215,600	76,906,403
Vipshop Holdings Ltd. ADR (a)	673,616	10,703,758
Yangzijiang Shipbuilding Holdings Ltd.	6,467,800	8,074,529
Yankuang Energy Group Co. Ltd. (H Shares)	5,183,000	10,648,395
TOTAL CHINA		676,867,935
Czech Republic - 0.1%
CEZ A/S	107,876	4,086,915
Egypt - 0.1%
Commercial International Bank SAE	1,154,530	3,291,718
Greece - 0.5%
Eurobank Ergasias Services and Holdings SA (a)	3,664,703	7,077,314
National Bank of Greece SA (a)	1,199,583	9,113,617
TOTAL GREECE		16,190,931
Hong Kong - 0.3%
WH Group Ltd. (b)	18,731,500	11,051,495
Hungary - 0.2%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	980,246	8,033,653
India - 20.5%
Aurobindo Pharma Ltd.	673,139	9,319,976
Bank of Baroda	2,475,404	7,367,744
Canara Bank Ltd.	868,379	5,038,917
Cipla Ltd./India	1,294,496	21,044,852
Dr. Reddy's Laboratories Ltd.	291,341	21,397,611
HCL Technologies Ltd.	2,480,559	47,025,246
HDFC Bank Ltd.	977,330	17,179,780
Hero Motocorp Ltd.	310,890	17,300,153
Hindalco Industries Ltd.	3,495,907	24,336,987
IDFC Ltd.	3,178,373	4,559,409
Indus Towers Ltd. (a)	1,999,500	5,340,093
Infosys Ltd.	1,848,086	36,827,869
ITC Ltd.	7,134,874	37,913,223
Jindal Steel & Power Ltd.	535,881	4,885,341
LIC Housing Finance Ltd.	706,671	5,318,502
Mahindra & Mahindra Ltd.	2,064,132	41,027,699
MakeMyTrip Ltd. (a)	127,186	7,044,833
Maruti Suzuki India Ltd.	219,834	26,951,240
NMDC Ltd.	2,735,478	7,239,295
NTPC Ltd.	9,416,980	36,038,795
Oil & Natural Gas Corp. Ltd.	9,333,896	28,341,489
Power Finance Corp. Ltd.	3,475,291	18,548,702
REC Ltd.	2,962,080	17,786,015
Reliance Industries Ltd.	538,326	18,487,031
State Bank of India	4,271,981	32,984,144
Sun Pharmaceutical Industries Ltd.	2,184,531	37,304,190
Tata Motors Ltd.	4,756,499	50,600,826
Tata Steel Ltd.	19,304,839	31,598,064
Tech Mahindra Ltd.	1,493,080	23,909,677
Union Bank of India Ltd.	3,548,158	5,968,579
Vedanta Ltd.	2,846,926	9,395,474
Wipro Ltd.	3,373,449	19,285,964
TOTAL INDIA		677,367,720
Indonesia - 1.7%
Indofood Sukses Makmur Tbk PT	10,507,500	4,245,643
PT Adaro Energy Indonesia Tbk	33,684,000	5,107,403
PT Astra International Tbk	48,446,300	15,698,563
PT Telkom Indonesia Persero Tbk	103,329,200	25,917,741
PT United Tractors Tbk	3,571,000	5,187,261
TOTAL INDONESIA		56,156,611
Korea (South) - 13.1%
Hana Financial Group, Inc.	708,207	25,323,965
Hankook Tire Co. Ltd.	177,888	6,808,586
HMM Co. Ltd.	866,136	12,448,592
Hyundai Glovis Co. Ltd.	52,953	6,933,882
Hyundai Mobis	151,192	23,700,141
Hyundai Motor Co. Ltd.	304,948	44,355,261
Hyundai Steel Co.	204,407	5,118,733
Industrial Bank of Korea	763,418	7,162,786
KB Financial Group, Inc.	898,151	38,115,923
Kia Corp.	597,733	45,913,032
Korea Investment Holdings Co. Ltd.	108,995	5,004,692
Korean Air Lines Co. Ltd.	440,646	7,408,630
Kumho Petro Chemical Co. Ltd.	45,000	4,196,219
LG Corp.	267,301	16,413,415
LG Electronics, Inc.	113,229	7,892,637
LG Uplus Corp.	512,038	3,920,352
Samsung Electronics Co. Ltd.	2,208,570	120,008,064
Shinhan Financial Group Co. Ltd.	1,178,570	36,111,889
Woori Financial Group, Inc.	1,550,848	16,079,925
TOTAL KOREA (SOUTH)		432,916,724
Kuwait - 0.9%
Agility Public Warehousing Co. KSC (a)	3,586,791	6,765,329
Mobile Telecommunication Co.	4,971,017	8,503,268
National Bank of Kuwait	4,258,701	13,572,445
TOTAL KUWAIT		28,841,042
Malaysia - 1.5%
Genting Bhd	5,289,000	5,268,965
IHH Healthcare Bhd	7,377,500	9,518,443
Kuala Lumpur Kepong Bhd	1,345,400	6,309,364
PPB Group Bhd	1,702,400	5,197,592
Sime Darby Plantation Bhd	8,051,500	7,508,314
Telekom Malaysia Bhd	3,850,700	4,812,525
Tenaga Nasional Bhd	4,725,100	10,705,622
TOTAL MALAYSIA		49,320,825
Mexico - 2.4%
Alfa SA de CV Series A	7,522,300	5,917,668
America Movil S.A.B. de CV Series L	39,360,200	35,560,591
Arca Continental S.A.B. de CV	551,300	6,263,965
CEMEX S.A.B. de CV unit (a)	19,221,600	15,970,071
Fibra Uno Administracion SA de CV	6,744,200	11,465,316
Ternium SA sponsored ADR	117,460	4,541,004
TOTAL MEXICO		79,718,615
Peru - 0.2%
Credicorp Ltd. (United States)	41,228	6,119,472
Philippines - 0.6%
Aboitiz Equity Ventures, Inc.	5,390,100	4,638,219
Ayala Corp.	593,370	7,147,083
JG Summit Holdings, Inc.	307,300	209,019
PLDT, Inc.	206,840	4,675,843
Universal Robina Corp.	2,085,600	4,134,821
TOTAL PHILIPPINES		20,804,985
Poland - 1.0%
KGHM Polska Miedz SA (Bearer)	256,182	7,194,452
Orlen SA	1,389,286	21,740,609
PGE Polska Grupa Energetyczna SA (a)	2,040,619	4,317,552
TOTAL POLAND		33,252,613
Qatar - 0.9%
Dukhan Bank	4,133,975	4,449,615
Industries Qatar QSC	3,639,918	11,996,434
Ooredoo QSC	1,839,953	5,407,168
Qatar National Bank SAQ	1,553,220	6,616,436
TOTAL QATAR		28,469,653
Russia - 0.1%
Gazprom OAO (a)(c)	9,889,350	1,070,025
Inter Rao Ues JSC (a)(c)	63,735,100	363,341
Magnit OJSC (a)(c)	135,409	2,877
Mobile TeleSystems OJSC sponsored ADR (a)(c)	753,517	750,495
Sberbank of Russia (a)(c)	440,500	2,801
Surgutneftegas OJSC (a)(c)	29,672,400	375,437
VK Co. Ltd. GDR (Reg. S) (a)(c)	217,763	2
VTB Bank OJSC (a)(c)	9,075,720,096	358,541
TOTAL RUSSIA		2,923,519
Saudi Arabia - 3.4%
Almarai Co. Ltd.	550,477	8,381,706
Banque Saudi Fransi	1,048,480	11,183,488
Etihad Etisalat Co.	903,021	12,545,637
Riyad Bank	1,962,142	14,859,559
Sahara International Petrochemical Co.	860,020	7,223,975
Saudi Electricity Co.	1,894,723	9,579,464
Saudi Telecom Co.	3,957,011	43,051,132
The Savola Group	626,229	7,506,198
TOTAL SAUDI ARABIA		114,331,159
South Africa - 2.8%
Absa Group Ltd.	1,734,584	15,175,583
Anglo American Platinum Ltd. (d)	133,338	5,676,008
Aspen Pharmacare Holdings Ltd.	886,481	9,189,383
Exxaro Resources Ltd.	576,853	5,769,916
Impala Platinum Holdings Ltd.	2,097,349	8,141,184
MTN Group Ltd.	4,013,693	20,481,679
Sasol Ltd.	1,381,567	11,999,895
Sibanye-Stillwater Ltd.	6,774,614	8,164,352
Vodacom Group Ltd.	1,641,110	8,183,417
TOTAL SOUTH AFRICA		92,781,417
Taiwan - 18.1%
Acer, Inc.	7,295,000	10,715,619
ASE Technology Holding Co. Ltd.	8,170,000	35,332,583
ASUSTeK Computer, Inc.	1,651,000	23,447,932
Catcher Technology Co. Ltd.	1,628,000	10,118,073
Cathay Financial Holding Co. Ltd.	22,576,023	31,753,672
Compal Electronics, Inc.	9,915,000	11,373,444
EVA Airways Corp.	6,168,000	6,218,529
Evergreen Marine Corp. (Taiwan)	2,431,300	11,664,312
Foxconn Technology Co. Ltd.	2,505,000	4,034,778
Fubon Financial Holding Co. Ltd.	5,672,875	11,663,294
Hon Hai Precision Industry Co. Ltd. (Foxconn)	15,538,000	50,838,849
Largan Precision Co. Ltd.	243,000	19,270,187
Novatek Microelectronics Corp.	1,354,000	22,060,843
Pegatron Corp.	4,914,000	12,956,839
Pou Chen Corp.	5,995,000	6,036,346
Powerchip Semiconductor Manufacturing Corp.	7,397,600	6,361,978
Powertech Technology, Inc.	1,690,000	7,847,777
Radiant Opto-Electronics Corp.	1,113,000	4,923,088
Simplo Technology Co. Ltd.	443,000	5,734,102
Sino-American Silicon Products, Inc.	1,333,000	8,152,213
Taiwan Semiconductor Manufacturing Co. Ltd.	9,950,000	199,225,443
Uni-President Enterprises Corp.	10,612,000	24,528,196
Unimicron Technology Corp.	3,066,000	17,204,696
United Microelectronics Corp.	25,834,000	40,248,924
Wan Hai Lines Ltd.	3,358,000	5,243,923
Yang Ming Marine Transport Corp.	4,179,000	6,373,570
Zhen Ding Technology Holding Ltd.	1,518,400	4,889,267
TOTAL TAIWAN		598,218,477
Thailand - 1.4%
Advanced Information Service PCL NVDR	1,972,800	12,125,147
Bangkok Bank PCL:
(For. Reg.)	400	1,584
NVDR	1,370,200	5,426,652
Charoen Pokphand Foods PCL:
(For. Reg.)	9,800	5,124
NVDR	8,234,100	4,305,395
Kasikornbank PCL:
(For. Reg.)	12,500	42,193
NVDR	2,766,100	9,336,706
SCB X PCL NVDR	2,014,700	5,876,704
Thai Beverage PCL	20,442,400	7,980,945
TOTAL THAILAND		45,100,450
Turkey - 0.8%
Haci Omer Sabanci Holding A/S	3,174,248	7,594,345
Koc Holding A/S	2,080,810	11,019,482
Turkiye Is Bankasi A/S Series C	7,814,170	6,602,581
TOTAL TURKEY		25,216,408
United Arab Emirates - 1.4%
Emaar Properties PJSC	5,995,590	12,128,462
Emirates NBD Bank PJSC	5,387,064	25,960,341
Multiply Group (a)	8,845,926	6,960,271
TOTAL UNITED ARAB EMIRATES		45,049,074
United States of America - 0.2%
JBS SA	1,592,600	7,531,612
TOTAL COMMON STOCKS (Cost $3,118,234,087)		3,166,716,581

Nonconvertible Preferred Stocks - 3.1%
	Shares	Value ($)
Brazil - 2.7%
Companhia Energetica de Minas Gerais (CEMIG) (PN)	3,554,800	8,265,642
Gerdau SA	2,767,990	11,754,907
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	8,426,400	68,797,005
TOTAL BRAZIL		88,817,554
Chile - 0.3%
Sociedad Quimica y Minera de Chile SA (PN-B)	269,117	11,664,245
Colombia - 0.1%
Bancolombia SA (PN)	366,747	2,889,540
Russia - 0.0%
AK Transneft OAO (a)(c)	2,792	837,716
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $84,941,073)		104,209,055

Government Obligations - 0.1%
	Principal Amount (e)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (f) (Cost $1,894,130)	1,900,000	1,894,169

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	19,177,886	19,181,722
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	3,914,440	3,914,831
TOTAL MONEY MARKET FUNDS (Cost $23,096,553)		23,096,553

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $3,228,165,843)	3,295,916,358
NET OTHER ASSETS (LIABILITIES) - 0.3%	11,067,293
NET ASSETS - 100.0%	3,306,983,651

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	766	Mar 2024	37,564,640	4,252	4,252

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,426,653 or 1.4% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $129,601.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	38,494,181	227,785,178	247,097,637	372,756	-	-	19,181,722	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	3,000,000	8,848,121	7,933,290	2,505	-	-	3,914,831	0.0%
Total	41,494,181	236,633,299	255,030,927	375,261	-	-	23,096,553

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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